Schedule IV	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV

Schedule IV
Jackson National Life Insurance Company and Subsidiaries
Reinsurance
For the Years Ended December 31, 2021, 2020, and 2019
(In millions)

					% Amount
					Assumed to
	Gross Amount	Ceded	Assumed	Net Amount	Net
2021
Life insurance in-force	$105,704	$72,034	$16,358	$50,028	32.7%
Insurance premium
Life insurance	$354	$273	$38	$119	31.9%
Accident and health	38	42	4	—
Annuity guaranteed benefits	—	12	—	(12)
Total insurance premium	$392	$327	$42	$107	39.3%

2020
Life insurance in-force	$118,328	$81,858	$17,034	$53,504	31.8%
Insurance premium
Life insurance	$273	$172	$42	$143	29.6%
Accident and health	36	41	5	—
Annuity guaranteed benefits	—	13	—	(13)
Total insurance premium	$309	$226	$47	$130	36.2%

2019
Life insurance in-force	$142,233	$99,495	$18,206	$60,944	29.9%
Insurance premium
Life insurance	$518	$418	$44	$144	30.7%
Group payout annuity	—	—	406	406
Accident and health	40	46	6	—
Annuity guaranteed benefits	—	13	—	(13)
Total insurance premium	$558	$477	$456	$537	85.0%